GOODWILL - Carrying amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
GOODWILL.
Beginning balance	¥ 196,002,568
Additions in goodwill related to business combinations (Note 21)			¥ 196,002,568
Impairment of goodwill	(106,949,249)	$ (16,782,671)
Foreign currency translation adjustment	(7,301,455)
Ending balance	¥ 81,751,864	$ 12,828,651	¥ 196,002,568